Related party balances and transactions (Details Narrative) - USD ($)													3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Nov. 18, 2022	Nov. 17, 2022	Jul. 31, 2022	Jul. 25, 2022	Dec. 06, 2021	Oct. 25, 2021	Jul. 31, 2021	Jun. 14, 2021	Apr. 12, 2021	Feb. 05, 2021	Jan. 22, 2021	Jan. 22, 2021	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Dec. 31, 2022	Jul. 31, 2022	Jul. 31, 2021	Mar. 31, 2023	Mar. 18, 2022	Jan. 12, 2022	Dec. 31, 2021	Nov. 24, 2021
Related Party Transaction [Line Items]
Number of shares issued for the period				$ 500,000			$ 25,000										$ 500,000	$ 86,250,000
Number of shares issued		6,191,770		4,626,667			1,437,500
Ordinary shares, outstanding		1,500,000	2,448,500				2,156,250						2,448,500		2,156,250	2,448,500	20,191,770	2,448,500	2,156,250	20,191,770			9,333,333
Administrative fee													$ 30,000	$ 0		$ 83,000
Debt loan amount			$ 3,894													3,894		$ 3,894
Due to related party debt																	$ 1,521,945			$ 1,667,759			$ 3,272,311
Repayments of related party debt	$ 300,000				$ 396,157													396,157
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party debt			$ 3,894										$ 0			$ 3,894		$ 3,894
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Share price			$ 10.00										$ 10.00			$ 10.00		$ 10.00						$ 10.00
Number of shares forfeited							187,500						281,250						281,250
Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued for the period						$ 12,500
Number of shares issued						718,750
Ordinary shares, outstanding						2,156,250
Administrative fee							$ 0						$ 113,000					$ 83,000	$ 83,000
Administrative service fee			$ 10,000
Mr. Meng Dong (James) Tan [Member]
Related Party Transaction [Line Items]
Debt instrument, convertible, conversion price			$ 10.00										$ 10.00			$ 10.00		$ 10.00
Mr. Meng Dong (James) Tan [Member] | 8i Enterprises Pte Ltd [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 0				$ 396,157								$ 396,157	$ 0		$ 0	$ 396,157
Mr. Meng Dong (James) Tan [Member] | Promissory Note with Related Party [Member]
Related Party Transaction [Line Items]
Notes payable, related parties, current																					$ 500,000	$ 300,000
Mr. Meng Dong (James) Tan [Member] | Promissory Note One with Related Party [Member]
Related Party Transaction [Line Items]
Proceeds from notes payable													$ 1,000,000					$ 800,000
Founder Shares [Member]
Related Party Transaction [Line Items]
Number of shares issued								15,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Number of shares issued for the period									$ 25,000	$ 25,000	$ 25,000	$ 25,000
Share price										$ 0.017	$ 0.017	$ 0.017
Number of shares issued									1,437,500	1,437,500	1,437,500	1,437,500
Ordinary share price exceeds						$ 12.00
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares forfeited						281,250
Forfeited shares percentage						20.00%
Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Number of shares forfeited						281,250